POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 2, 2013 TO THE PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares India Portfolio

Effective immediately, the Prospectus is revised as follows:

•  On page 9, the table within the section titled "PowerShares India Portfolio—Summary Information—Management of the Fund—Portfolio Managers" is deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since inception
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	October 2013

•  On page 24, the third sentence of the first paragraph in the section titled "Management of the Fund—Portfolio Managers" is deleted and replaced with the following:

Mr. Hubbard receives management assistance from Joshua Betts and Jonathan Nixon.

•  On page 24, the fourth paragraph in the section titled "Management of the Fund—Portfolio Managers" is deleted and replaced with the following:

Jonathan Nixon is a Vice President and Portfolio Manager of the Adviser, and has been managing the European-listed ETFs under the management of the Adviser from 2011 to the present. Mr. Nixon has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since October 2013. Prior to joining the Adviser, Mr. Nixon was a Tax Manager for General Electric from 2008 to 2010. He received a Bachelor of Arts from SUNY Buffalo.

Please Retain This Supplement For Future Reference.

P-PIN-PRO-1 SUP-1 100213

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 2, 2013 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2013

Effective immediately, the Statement of Additional Information is revised as follows:

•  On page 19, the fifth sentence of the first paragraph in the section titled "Management—Portfolio Managers" is deleted and replaced with the following:

Mr. Hubbard receives management assistance from Joshua Betts and Jonathan Nixon.

•  On page 19, the fourth paragraph in the section titled "Management—Portfolio Managers" is deleted and replaced with the following:

As of August 31, 2013, Mr. Nixon managed no registered investment companies, 19 other pooled investment vehicles with approximately $1.4 billion in assets and no other accounts.

•  On page 19, the last paragraph in the section titled "Management—Portfolio Managers" is deleted and replaced with the following:

As of October 31, 2012, Messrs. Hubbard and Betts did not own any securities of the Trust. As of August 31, 2013, Mr. Nixon did not own any securities of the Trust.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-1 100213